Note 11 - Segmented Information (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	March 31, 2017	December 31, 2016
United States	$39,465	$39,169
Canada	17,416	13,327
Other	775	784
	$57,656	$53,280